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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment            [_] Amendment Number:
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Manager
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell           Dallas, TX               August 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
1    28-10378                  BP Capital Management, L.P.

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 38,745 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------                     -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER                   CLASS       CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO PETE CORP           COM            032511107    161     2,429   SH     N/A       SOLE       --      2,429   0     0
APACHE CORP                  COM            037411105    120     1,366   SH     N/A       SOLE       --      1,366   0     0
BP PLC                       SPONSORED
                             ADR            055622104  5,473   135,000   SH     N/A       SOLE       --    135,000   0     0
CABOT OIL & GAS CORP         COM            127097103    167     4,250   SH     N/A       SOLE       --      4,250   0     0
CALPINE CORP                 COM NEW        131347304    100     6,071   SH     N/A       SOLE       --      6,071   0     0
CANADIAN NAT RES LTD         COM            136385101    135     5,039   SH     N/A       SOLE       --      5,039   0     0
DAWSON GEOPHYSICAL CO        COM            239359102     90     3,764   SH     N/A       SOLE       --      3,764   0     0
DEVON ENERGY CORP NEW        COM            25179M103    229     3,946   SH     N/A       SOLE       --      3,946   0     0
ENCANA CORP                  COM            292505104  3,308   158,804   SH     N/A       SOLE       --    158,804   0     0
ENDURO RTY TR                TR UNIT        29269K100  1,645   100,000   SH     N/A       SOLE       --    100,000   0     0
ENTERPRISE PRODS PARTNERS L  COM            293792107  5,124   100,000   SH     N/A       SOLE       --    100,000   0     0
EOG RES INC                  COM            26875P101    181     2,004   SH     N/A       SOLE       --      2,004   0     0
GASTAR EXPL LTD              COM NEW        367299203     57    29,295   SH     N/A       SOLE       --     29,295   0     0
GOODRICH PETE CORP           COM NEW        382410405     84     6,071   SH     N/A       SOLE       --      6,071   0     0
LAREDO PETE HLDGS INC        COM            516806106     57     2,732   SH     N/A       SOLE       --      2,732   0     0
MARKWEST ENERGY PARTNERS
  L P                        UNIT LTD PARTN 570759100    740    15,000   SH     N/A       SOLE       --     15,000   0     0
MCMORAN EXPLORATION CO       COM            582411104    292    23,071   SH     N/A       SOLE       --     23,071   0     0
NATIONAL OILWELL VARCO INC   COM            637071101     78     1,214   SH     N/A       SOLE       --      1,214   0     0
NRG ENERGY INC               COM NEW        629377508    116     6,679   SH     N/A       SOLE       --      6,679   0     0
OCCIDENTAL PETE CORP DEL     COM            674599105    117     1,366   SH     N/A       SOLE       --      1,366   0     0
PIONEER NAT RES CO           COM            723787107  5,785    65,582   SH     N/A       SOLE       --     65,582   0     0
QUICKSILVER RESOURCES INC    COM            74837R104    224    41,286   SH     N/A       SOLE       --     41,286   0     0
RANGE RES CORP               COM            75281A109  5,919    95,671   SH     N/A       SOLE       --     95,671   0     0
SANDRIDGE ENERGY INC         COM            80007P307     73    10,929   SH     N/A       SOLE       --     10,929   0     0
SOUTHWESTERN ENERGY CO       COM            845467109    262     8,196   SH     N/A       SOLE       --      8,196   0     0
TRANSOCEAN LTD               REG SHS        H8817H100  2,023    45,221   SH     N/A       SOLE       --     45,221   0     0
VALERO ENERGY CORP NEW       COM            91913Y100    227     9,411   SH     N/A       SOLE       --      9,411   0     0
WEATHERFORD INTERNATIONAL
  LT                         REG SHS        H27013103  2,951   233,686   SH     N/A       SOLE       --    233,686   0     0
WHITING PETE CORP NEW        COM            966387102    125     3,036   SH     N/A       SOLE       --      3,036   0     0
WILLIAMS COS INC DEL         COM            969457100  2,882   100,000   SH     N/A       SOLE       --    100,000   0     0